Common Shares and Warrants (Tables)	2 Months Ended	3 Months Ended	12 Months Ended
	Oct. 31, 2020	Nov. 30, 2020	Aug. 31, 2020
Equity [Abstract]
Schedule of option and warrant exercises

	Number of Warrants	Weighted Average Exercise Price $
Balance August 31, 2019	94,177	41.40
Cancelled/expired	(25,000)	44.90
Issued	402,431	12.74
Balance August 31, 2020	471,608	16.77
Cancelled/expired	(32,510)	67.50
Balance November 30, 2020	439,098	14.68

Type of Issuance	Number of Shares	Total Value $
Option exercise	220,000	30,030
Private placement (1)	10,689,956	2,859,914
Per agreements(2)	347,222	100,000
	11,257,178	2,989,944

(1) Total fees of $221,889 were paid for total net receipt of $2,638,025.

(2) The Company awarded the restricted common shares as required by consulting contracts.

Type of Issuance	Number of Shares	Total Value $
Warrant exercise(1)	1,626,513	796,122
Option exercise	430,000	66,250
Private placement	947,150	1,515,440
Per agreements(2)	250,000	234,500
	3,253,663	2,612,312

 (1) Includes 384,212 broker warrants exercised for gross proceeds of $191,742

 (2) The Company awarded the restricted common shares as required by consulting contracts.

Schedule of warrant
	Number of Warrants	Weighted Average Exercise Price $
Balance August 31, 2018	3,286,274	0.72
Cancelled/Expired	(17,498)	0.59
Exercised	(1,626,513)	0.49
Issued	1,183,062	1.99
Balance August 31, 2019	2,825,325	1.38
Cancelled/Expired	(750,000)	1.50
Issued	12,072,829	0.42
Balance August 31, 2020	14,148,154	0.56

Schedule of warrants granted as compensation warrants by using the Black-Scholes option pricing model
	August 31 2020	August 31 2019
Expected volatility	91%-94%	1% 117%
Risk-free interest rate	0.36%-2.87%	2.31% 2.87%
Expected life	2 5 years	1 day 2 years
Dividend yield	0%	0.00%
Estimated fair value per warrant	0.28 0.54	$Nil $0.57

Schedule of warrants outstanding

# of Warrants	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price $
3,333	0.47 years	28.80
8,333	0.48 years	46.50
25,000	0.86 years	4.20
291	0.95 years	36.00
7,500	1.93 years	24.00
51,808	3.96 years	36.00
8,983	4.00 years	36.00
16,666	4.29 years	9.00
267,616	4.43 years	10.50
49,568	4.45 years	10.50
439,098	4.01 years	14.68

# of Warrants	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price $
975,325	0.17 years	2.25
100,000	0.72 years	0.96
250,000	0.73 years	1.55
750,000	1.11 years	0.14
225,000	2.18 years	0.80
1,562,995	1.20 years	0.80
269,500	1.24 years	0.80
500,000	4.54 years	0.30
8,028,254	4.68 years	0.35
1,487,080	4.70 years	0.35
14,148,154	3.59 years	0.56